REVENUE INFORMATION - Disaggregation of revenue (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
REVENUE INFORMATION
Revenues	¥ 3,288,296,344	$ 450,494,752	¥ 2,651,757,646	¥ 3,168,597,334
Electric scooter sales
REVENUE INFORMATION
Revenues	2,960,507,972		2,358,658,368	2,853,895,423
Accessory and spare parts sales
REVENUE INFORMATION
Revenues	241,680,284		197,634,073	242,296,734
Service revenues
REVENUE INFORMATION
Revenues	¥ 86,108,088		¥ 95,465,205	¥ 72,405,177